Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	11 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2011	Jan. 28, 2011
Minimum
Basis of Presentation [Line Items]
Number of weeks in fiscal period	P52W
Number of weeks in fiscal quarter	P13W
Maximum
Basis of Presentation [Line Items]
Number of weeks in fiscal period	P53W
Number of weeks in fiscal quarter	P14W
Successor
Basis of Presentation [Line Items]
Number of weeks in fiscal period		P48W
Predecessor
Basis of Presentation [Line Items]
Number of weeks in fiscal period			P4W
Parent Company
Basis of Presentation [Line Items]
Aggregrate purchase price of company			403.5